Stockholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Feb. 29, 2020	May 31, 2019
Equity [Abstract]
Schedule of Outstanding Stock Warrants

A summary of the status of the Company’s outstanding stock warrants for the nine months ended February 29, 2020 is as follows:

	Number of Shares	Average Exercise Price	Expiration Date
Outstanding – May 31, 2019	6,424,000	$10.38

Granted – February 29, 2020	-
Outstanding – February 29, 2020	6,424.000	$10.38	May 2024
Warrants exercisable at February 29, 2020	6,424,000

A summary of the status of the Company’s outstanding stock warrants for the years ended May 31, 2019 and 2018 is as follows:

	Number of Shares	Average Exercise Price	Expiration Date
Outstanding – May 31, 2017	-	$-
Granted – August 2017	5,461,500	11.50	November 2023
Outstanding – May 31, 2018	5,461,500	11.50

Granted – May 31, 2019	962,500	4.00	May 2024
Outstanding – May 31, 2019	6,424.000	$10.38
Warrants exercisable at May 31, 2019	6,424,000